Neiman Large Cap Value Fund
	Schedule of Investments
	June 30, 2026 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Engines & Engine Parts
11,400	RTX Corporation	$ 2,162,922	4.26%

Beverages
15,500	The Coca-Cola Company	1,259,685	2.48%

Electronic Computers
7,200	Apple Inc.	2,083,392	4.10%

Gas & Other Services Combined
16,300	Sempra Energy	1,511,173	2.98%

Hospitals & Medical Service Plans
1,900	UnitedHealth Group, Incorporated	789,697	1.56%

Metal Mining
8,951	Southern Copper Corporation	1,559,801	3.07%

Misc Industrial & Commercial Machinery & Equipment
3,800	Eaton Corporation PLC (Ireland)	1,619,256	3.19%

National Commercial Banks
4,000	JPMorgan Chase & Co.	1,309,320
5,600	The PNC Financial Services Group, Inc.	1,378,832
		2,688,152	5.30%

Petroleum Refining
6,900	Chevron Corporation	1,143,744
11,000	Exxon Mobil Corporation	1,503,920
7,000	Phillips 66	1,183,350
5,300	Valero Energy Corporation	1,380,332
		5,211,346	10.27%

Pharmaceutical Preparations
3,800	AbbVie Inc.	956,232
6,600	Johnson & Johnson	1,676,202
10,000	Merck & Co.	1,285,000
		3,917,434	7.72%

Radio & TV Broadcasting & Communications Equipment
6,000	QUALCOMM Incorporated	1,108,740	2.18%

Railroads, Line-Haul Operating
3,800	Union Pacific Corporation	1,033,600	2.04%

Retail - Variety Stores
2,400	Costco Wholesale Corporation	2,245,128	4.42%

Security & Commodity Brokers, Dealers, Exchanges & Services
4,700	CME Group Inc. - Class A	1,037,901	2.04%

Security Brokers, Dealers & Flotation Companies
16,200	The Charles Schwab Corporation	1,494,774	2.94%

Semiconductors & Related Devices
3,600	Analog Devices, Inc.	1,429,812
6,500	Broadcom Inc.	2,455,375
8,800	NVIDIA Corporation	1,760,792
4,000	Texas Instruments Incorporated	1,192,280
		6,838,259	13.47%

Services - Computer Processing & Data Preparation
4,000	Alphabet Inc. - Class A	1,429,480
3,800	Automatic Data Processing, Inc.	851,010
1,700	Meta Platforms, Inc. - Class A	957,593
		3,238,083	6.38%

Services - Prepackaged Software
3,800	Microsoft Corporation	1,417,476	2.79%

Special Industry Machinery, NEC
13,500	Lam Research Corporation	5,849,955	11.52%

Tobacco Products
12,000	Altria Group, Inc.	863,400
7,100	Philip Morris International Inc.	1,284,461
		2,147,861	4.23%

Total for Common Stocks (Cost - $23,415,879)		49,214,635	96.94%

Real Estate Investment Trusts
9,100	Lamar Advertising Company - Class A	1,419,418	2.80%
Total for Real Estate Investment Trusts (Cost - $721,136)

MONEY MARKET FUNDS
252,609	Goldman Sachs Financial Square Government Fund
	Institutional Class - 3.53% **	252,609	0.50%
Total for Money Market Funds (Cost - $252,609)

	Total Investments	50,886,662	100.24%
	(Cost - $24,389,624)

	Liabilities in Excess of Other Assets	(121,783)	-0.24%

	Net Assets	$ 50,764,880	100.00%

* Non-Income Producing Security.
** The Yield shown represents the 7-day yield at June 30, 2026.